CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 $ / shares	May 01, 2025 $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Allowance for credit losses | ¥	¥ 1,706			¥ 2,894
Convertible redeemable preferred shares, shares outstanding (in shares)				151,086,581		151,086,581	151,086,581
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.0001
Ordinary shares, shares authorized (in shares)			500,000,000	348,913,419
Ordinary shares, shares issued (in shares)				106,994,625
Ordinary shares, shares outstanding (in shares)				106,994,625
Series Seed convertible redeemable preferred shares
Convertible redeemable preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001			0.0001
Convertible redeemable preferred shares, shares authorized (in shares)				30,769,231
Convertible redeemable preferred shares, shares issued (in shares)				30,769,231
Convertible redeemable preferred shares, shares outstanding (in shares)				30,769,231		30,769,231	30,769,231
Series Angel convertible redeemable preferred shares
Convertible redeemable preferred stock, par value (in dollars per share) | $ / shares		0.0001			0.0001
Convertible redeemable preferred shares, shares authorized (in shares)				21,978,022
Convertible redeemable preferred shares, shares issued (in shares)				21,978,022
Convertible redeemable preferred shares, shares outstanding (in shares)				21,978,022		21,978,022	21,978,022
Series B convertible redeemable preferred shares
Convertible redeemable preferred stock, par value (in dollars per share) | $ / shares		0.0001			0.0001
Convertible redeemable preferred shares, shares authorized (in shares)				45,315,510
Convertible redeemable preferred shares, shares issued (in shares)				45,315,510
Convertible redeemable preferred shares, shares outstanding (in shares)				45,315,510		45,315,510	45,315,510
Series C1 convertible redeemable preferred shares
Convertible redeemable preferred stock, par value (in dollars per share) | $ / shares		0.0001			0.0001
Convertible redeemable preferred shares, shares authorized (in shares)				37,373,616
Convertible redeemable preferred shares, shares issued (in shares)				37,373,616
Convertible redeemable preferred shares, shares outstanding (in shares)				37,373,616		37,373,616	37,373,616
Series C2 convertible redeemable preferred shares
Convertible redeemable preferred stock, par value (in dollars per share) | $ / shares		0.0001			0.0001
Convertible redeemable preferred shares, shares authorized (in shares)				15,650,202
Convertible redeemable preferred shares, shares issued (in shares)				15,650,202
Convertible redeemable preferred shares, shares outstanding (in shares)				15,650,202		15,650,202	15,650,202
Class A ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		0.0001	$ 0.0001		0.0001
Ordinary shares, shares authorized (in shares)	300,000,000		300,000,000
Ordinary shares, shares issued (in shares)	194,348,706
Ordinary shares, shares outstanding (in shares)	194,348,706
Class B ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)	100,000,000		100,000,000
Ordinary shares, shares issued (in shares)	82,132,500
Ordinary shares, shares outstanding (in shares)	82,132,500